Related Party Transactions	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Spartacus Acquisition Corp [Member]
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

On August 21, 2020, the Sponsor paid $25,000, or approximately $0.0035 per share, to cover certain offering costs in consideration for 7,187,500 shares of Class B common stock, par value $0.0001 (the “founder shares”). In October 2020, the Sponsor returned to the Company, at no cost, an aggregate of 1,437,500 founder shares, which were cancelled, resulting in an aggregate of 5,750,000 founder shares outstanding and held by the Sponsor. Up to 750,000 founder shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the founder shares will represent 20.0% of the Company’s issued and outstanding stocks after the IPO. On November 2, 2020, 750,000 founder shares were forfeited.

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, if (1) the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 180 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the lock-up.

Promissory Note — Related Party

The Sponsor agreed to loan the Company an aggregate of up to $300,000 to cover expenses related to the IPO pursuant to a promissory note. This loan was non-interest bearing and payable on the earlier of March 31, 2021 or the completion of the IPO. For the period from August 10, 2020 (inception) to December 31, 2020, the Company has borrowed $191,046 under the promissory note. The amount was paid in full on October 26, 2020.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into Private Placement Warrants at a price of $1.00 per warrant. As of December 31, 2020, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement

Commencing on October 19, 2020, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. As of December 31, 2020, the Company has incurred $25,000 administrative support fees.

Note 5 — Related Party Transactions

Founder Shares

On August 21, 2020, the Sponsor paid $25,000, or approximately $0.0035 per share, to cover certain offering costs in consideration for 7,187,500 shares of Class B common stock, par value $0.0001 (the “founder shares”). In October 2020, the Sponsor returned to the Company, at no cost, an aggregate of 1,437,500 founder shares, which were cancelled, resulting in an aggregate of 5,750,000 founder shares outstanding and held by the Sponsor. Up to 750,000 founder shares were subject to forfeiture to the extent that the over-allotment option was not exercised in full by the underwriters. The forfeiture was to be adjusted to the extent that the over-allotment option was not exercised in full by the underwriters so that the founder shares will represent 20.0% of the Company’s issued and outstanding common stock after the IPO. On November 2, 2020, 750,000 founder shares were forfeited.

The initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) one year after the completion of the initial Business Combination, or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their Class A common stock for cash, securities or other property; except to certain permitted transferees and under certain circumstances (the “lock-up”). Notwithstanding the foregoing, if (1) the closing price of Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 180 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the Company’s stockholders having the right to exchange their shares for cash, securities or other property, the founder shares will be released from the lock-up.

Working Capital Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into Private Placement Warrants at a price of $1.00 per warrant.

Accordingly, on May 17, 2021, the Company and Sponsor entered into a Working Capital Loan for the Company to borrow up to $1.0 million, to be used to fund working capital needs over the next 12 months (“First Working Capital Loan”). The First Working Capital Loan will mature the earlier of (i) May 31, 2022 or (ii) the date on which the initial Business Combination is completed, will not accrue any interest while it remains outstanding, and is subject to standard terms and conditions.

On July 19, 2021, the Company amended and restated the First Working Capital Loan by increasing the amount the Company can borrow to $2.5 million and extending the maturity to the earlier of (i) December 31, 2022 or (ii) the date on which the initial Business Combination is completed.

On October 13, 2021, the Company further amended and restated the First Working Capital Loan by increasing the amount the Company can borrow to $3.0 million. All other terms remain unchanged. As of September 30, 2021, the Company had $600,000 of borrowings outstanding under the First Working Capital Loan.

Administrative Support Agreement

Commencing on October 19, 2020, the Company agreed to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company incurred $30,000 and $90,000 of administrative support fees, respectively, during the three months and nine months ended September 30, 2021.

Subscription Agreements

On June 9, 2021, concurrently with the execution of the Merger Agreement, CCUR Holdings, Inc, one of the managing members of our Sponsor, and MILFAM Investments LLC, an affiliate of MILFAM CI LLC SPARTACUS, one of the managing members of our Sponsor, entered into a PIPE Subscription Agreement to each purchase 1,105,000 shares of Class A common stock in the PIPE Investment.

Director and Officer Indemnification

The Company’s certificate of incorporation authorizes indemnification and advancement of expenses for its directors and officers to the fullest extent permitted by the Delaware General Corporation Law.

Expense Reimbursement

The Company’s officers and directors are entitled to reimbursement for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf, such as identifying potential target businesses and performing due diligence on suitable business combination targets.

Private Placement Warrants

Please see “Note 4 — Private Placement Warrants

Registration Rights

Please see “Note 7 — Commitment and Contingencies — Registration Rights”